Financial Instruments, Risk Management and Capital Management - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions						12 Months Ended
	Mar. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Oct. 31, 2022	Sep. 30, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Apr. 19, 2023 RUB (₽)	Dec. 31, 2022 $ / shares
Financial Instruments, Risk Management and Capital Management [Line Items]
Cash, cash equivalents and short-term bank deposits		₽ 90,469.0				₽ 90,469.0	₽ 125,991.0
Event after reporting date [member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Foreign currency exchange rate translation								₽ 81.6
Redeemable Bonds [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Borrowings, interest rate					1.875%
Borrowings, maturity					2026
Percentage of principal amount of the bonds outstanding voted in favor of consents and amendments			75.00%
Percentage Of Principal Amount Of The Bonds Payable Upon Completion Of Restructuring				1.0625%
Debt instrument face value | $					$ 750
Repayments of bonds, notes and debentures		₽ 38,600.0
Percentage of principal amount of the bonds		94.00%				94.00%
Redeemable Bonds [Member] | Event after reporting date [member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Repayments of bonds, notes and debentures	₽ 40,900.0
Redeemable Bonds [Member] | RUB [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Percentage of principal amount of the bonds outstanding				83.00%
Redeemable Bonds [Member] | USD [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Percentage of principal amount of the bonds outstanding				65.00%
Standalone Financial Statements [Member] | Central Bank Of Russia [Member] | E Com Bank [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Capital adequacy ratio percentage to be maintained on base capital		4.50%				4.50%
Capital adequacy ratio percentage to be maintained on main capital		6.00%				6.00%
Capital adequacy ratio percentage to be maintained on own capital		8.00%				8.00%
Standalone Financial Statements [Member] | Central Bank Of Russia [Member] | MKK [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Actual capital adequacy ratio based on base capital percentage		15.22%				15.22%	47.74%
Interest rate, measurement input [member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities		50.00%				50.00%
Percentage of reasonably possible decrease in unobservable input liabilities		50.00%				50.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities						₽ 169.0
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities						169.0
American depositary shares [member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Closing share price. | $ / shares									$ 11.6
Level 2 of fair value hierarchy [member] | Accounts Receivable [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Gain loss on financial assets measured at fair value through profit or loss						₽ 23.0	₽ (23.0)